Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Finance Leases (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 2,166,275	$ 1,799,788
Non current finance lease liabilities	12,310,175	12,809,126
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,307,082	2,459,000
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,457,043	1,916,774
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,616,750	2,041,364
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,929,300	2,174,053
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities		$ 4,217,935
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.90%
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%
Current finance lease liabilities	$ 3,038,932	$ 2,737,680
Non current finance lease liabilities	14,136,785	15,328,706
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	760,090	685,232
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,278,842	2,052,448
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	3,034,977	2,728,693
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	3,030,765	2,719,123
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	3,026,279	2,708,931
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 5,044,764	2,698,076
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities		$ 4,473,883